Pension Plans and Retiree Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) division age plan	Dec. 31, 2019 CAD ($)
Defined Benefit Plan Disclosure
Defined contribution plan cost recorded | $	$ 21	$ 20
Rabbi trust | $	$ 28	$ 57
Minimum
Defined Benefit Plan Disclosure
Plan assets investment objective period	3 years
Assumed initial healthcare cost trend rate	2.20%
Ultimate trend rate	2.20%
Maximum
Defined Benefit Plan Disclosure
Plan assets investment objective period	5 years
Assumed initial healthcare cost trend rate	6.00%
Ultimate trend rate	4.50%
Fixed income | SEMCO
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	33.00%
Fixed income | Minimum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	50.00%
Fixed income | Maximum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	70.00%
CANADA | Minimum
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	45.00%
CANADA | Maximum
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	55.00%
Defined Benefit
Defined Benefit Plan Disclosure
Number of divisions | division	5
Defined Benefit | CANADA
Defined Benefit Plan Disclosure
Number of pension plans	1
Defined Benefit | CANADA | Fully funded
Defined Benefit Plan Disclosure
Number of divisions | division	3
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Number of pension plans	6
Defined Benefit | Foreign Plan | Partially funded
Defined Benefit Plan Disclosure
Number of pension plans	1
Post-Retirement Benefits | CANADA
Defined Benefit Plan Disclosure
Number of pension plans	1
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Number of pension plans	4
Medical benefit eligibility age | age	65
Post-Retirement Benefits | Foreign Plan | Fixed income | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	20.00%